Deconsolidation of Subsidiary	12 Months Ended
Mar. 31, 2022
Business Combination [Abstract]
DECONSOLIDATION OF SUBSIDIARY

NOTE 24 — DECONSOLIDATION OF SUBSIDIARY

The consolidated financial statements have been prepared based on the books and records maintained by the Group. However, due to non-cooperation of the management of one subsidiary, namely, DDC CATV (the “Deconsolidated Subsidiary”), the directors of the Company had been unable to obtain and gain access to the books and commercial records and assets of the Deconsolidated Subsidiary and resolved that the Group no longer had the controlling power to govern the financial and operating policies of the Deconsolidated Subsidiary so as to benefit from their activities, and accordingly the control over the Deconsolidated Subsidiary was deemed to have lost since August 1, 2022.

Loss attributable to the Company on deconsolidation of a Subsidiary:

For the year ended March 31, 2022 ($)
Fair Value Consideration receivable/received	—
Less ; Lytus BVI (Groups) share of net assets at disposal
DDC share capital at disposal	1,328
Add : Retained earnings at disposal date	(165,453)
Total of Net assets at disposal	(164,125)
Group Share - 51%	(83,704)

Less Goodwill at acquisition date	308,802

Total loss on deconsolidation date	(225,098)

Due to the non-cooperation of the directors and management of the Deconsolidated Subsidiary, the Board has been unable to access to the books and commercial records of the Deconsolidated Subsidiary even though the Board has taken all reasonable steps and has used its best endeavors to resolve the matter. The Board is of the view that the Group does not have the records to prepare accurate and complete financial statements for Deconsolidated Subsidiary for the financial year ended March 31, 2022.

Given these circumstances, the Directors have not consolidated the financial statements of the Deconsolidated Subsidiary in the consolidated financial statements of the Company for the year ended March 31, 2022. As such, the results of the Deconsolidated Subsidiary for the year ended March 31, 2022, and the assets and liabilities of the Deconsolidated Subsidiary as of March 31, 2022, have not been included into the consolidated financial statements of the Group since April 1, 2021. Considering above the liability of $ 265,410 payable to the owners of DDC CATV is no longer required to be settled. Therefore, the Company has reversed this liability to other income in the consolidated statements of profit & loss account.

The consolidated financial statements of the Company as of and for the year ended March 31, 2021 and March 31, 2020, includes the financial statements of DDC CATV. The financial statement line items as included have been disclosed below.

Financial Statement Line Items	March 31, 2021	March 31, 2020
	(US$)	(US$)
Total revenue	1,568,078	-
Total expenses	1,644,560	-
Loss before tax	(76,482)	-
Tax expenses	2,560	-
Loss after tax	79,042	-
Other comprehensive loss, net of tax	25,364	-
Total assets	1,575,722	1,820,080
Total liabilities	1,765,211	1,905,163
Total equity	(189,489)	(85,083)